Net Defined Benefit Liabilities And Assets_Details Of The Net Defined Benefit Liabilities(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Surplus Deficit In Plan Abstract [Abstract]
Present value of defined benefit obligation	₩ 1,841,991		₩ 1,576,003
Plan Assets At Fair Value	(1,688,183)		(1,479,704)
Net defined benefit liabilities	₩ 153,808	[1]	₩ 96,299	₩ 73,197

[1]	The net defined benefit liabilities of ￦153,808 million is calculated by subtracting ￦894 million net defined benefit assets from ￦154,702 million net defined benefit liabilities